Stock options - Rollforward (Details) - Stock options	12 Months Ended
	May 31, 2020 Options $ / shares	May 31, 2019 Options $ / shares
Stock options
Outstanding, beginning of the year (in shares) | Options	7,814,996	8,956,195
Exercised during the year (in shares) | Options	(1,566,331)	(3,164,174)
Issued during the year (in shares) | Options	1,894,128	3,005,000
Forfeited during the year (in shares) | Options	(2,260,322)	(982,025)
Outstanding, end of the year (in shares) | Options	5,882,471	7,814,996
Exercisable, end of the year (in shares) | Options	3,873,497	4,474,966
Outstanding, beginning of the year (in Canadian dollars per share) | $ / shares	$ 11.05	$ 7.60
Exercised during the year (in Canadian dollars per share) | $ / shares	3.86	4.05
Issued during the year (in Canadian dollars per share) | $ / shares	7.98	13.05
Forfeited during the year (in Canadian dollars per share) | $ / shares	11.10	8.27
Outstanding, end of the year (in Canadian dollars per share) | $ / shares	11.95	11.05
Exercisable, end of the year (in Canadian dollars per share) | $ / shares	$ 12.26	$ 9.54